RESTRUCTURING PLAN	12 Months Ended
Dec. 31, 2025
RESTRUCTURING PLAN
RESTRUCTURING PLAN

21.RESTRUCTURING PLAN

On December 10, 2025, the High Court of Justice in England and Wales sanctioned the Company’s restructuring plan, which became effective on December 12, 2025. The restructuring involved a series of transactions intended to recapitalize the Company, reduce its debt obligations and provide additional liquidity. As part of the restructuring, Growler Mining Tuscaloosa LLC (“Growler”) contributed certain mining assets, provided additional capital funding and converted an existing loan into equity. In addition, the Company issued ordinary shares to holders of its 8.75% senior notes due 2026 in exchange for the cancellation of those notes. Following completion of the restructuring, Growler became the Company’s controlling shareholder.

The accounting treatment applied to each component of the restructuring is described below.

Asset acquisition - mining assets

The Company acquired the equity of Growler USCo LLC, which held certain mining machines, non - energized electrical infrastructure, power contracts and related leases. Management determined that the acquired entity did not meet the definition of a business under IFRS 3 as it did not include an organized workforce or substantive processes. Accordingly, the transaction was accounted for as an asset acquisition.

Consideration for the assets was settled through the issuance of equity instruments and accounted for as a share - based payment transaction under IFRS 2. Identifiable net assets acquired were recognized at their fair value. In accordance with IFRS 2, this amount has been recognised as an increase in equity, measured directly at the fair value of the goods or services received.

Senior notes cancellation

Ordinary shares were issued to holders of the Company’s 8.75% senior notes due 2026 in exchange for cancellation of the outstanding debt. This transaction was accounted for as a debt - for - equity exchange in accordance with IFRS 9 and IFRIC 19. The difference between the carrying value of the financial liability and the fair value of the equity instruments issued was recognized as a gain in profit or loss.

In the UK, the amount to be credited to share capital and share premium on an issue of shares is a matter of law and does not depend on the accounting for the transaction. Any apparent conflict between the accounting treatment and legal analysis can be resolved by transfers between the components of equity.

When shares are issued, the amount to be credited to share premium is based on the value of the consideration received for the issue of the shares. When the consideration is the release from a liability, its value for this purpose is the liquidated sum which is usually the face value of the liability (i.e., its redemption amount). This value may be different from both the carrying amount of the liability at the transaction date and its fair value (being the value credited to equity under IFRIC 19).

The effect of the distinction between the accounting and legal analysis is that a gain recognised under the requirements of IFRIC 19 is likely to be treated as capital for UK company law purposes and, as such, the overall effect is that the company’s reserves available for distribution are not increased. This has been disclosed in the Group Statement of Changes in Equity as a transfer between Additional paid in Capital and Accumulated surplus/(deficit) reserve.

Conversion of Growler loan facility

The loan facility provided by Growler was converted into equity as part of the restructuring. Consistent with IFRIC 19, the carrying amount of the loan was derecognized and replaced with equity instruments issued. The difference between the carrying value of the loan and the fair value of shares issued was recognized in profit or loss.

To financially support the Group through the restructuring process, Growler provided a $7.5m secured loan facility to the Group. The headline terms of this facility were as follows:

●	Interest charged at the higher of 10% and SOFR + 6%
●	Repayable 12 months from issue being 9th September 2026

Exit capital

The Company issued additional ordinary shares to Growler in exchange for $3.5 million of additional capital funding. The consideration was received in Bitcoin and immediately converted to cash. This transaction was accounted for as an equity issuance in accordance with IAS 32.